Investment in Equity Accounted Joint Ventures and Advances to Joint Venture - Additional Information - Libra Joint Venture (Detail) - Odebrecht Oil and Gas Sa [Member] - USD ($)	1 Months Ended
	Oct. 31, 2014	Jul. 31, 2015
Schedule of Equity Method Investments [Line Items]
Secured short-term loan refinanced with long-term debt facility	$ 220,000,000
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Construction period loan facility, term	10 years
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Secured short-term loan refinanced with long-term debt facility	$ 804,000,000	$ 804,000,000
Libra JV [Member]
Schedule of Equity Method Investments [Line Items]
Loan facility	$ 248,000,000
Loan facility, maturity date	Mar. 31, 2027
Percentage guaranteed, loan facility	50.00%
Libra JV [Member] | Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Marginal rate added for interest paid	2.50%
Libra JV [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Marginal rate added for interest paid	2.65%